NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details 2)	12 Months Ended
Jun. 30, 2016
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	7 years
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years